Subsequent events	12 Months Ended
Dec. 31, 2020
Subsequent events [abstract]
Subsequent events

50 Subsequent events

On 18 February 2021 ING announced that it intends to withdraw from the retail banking market in the Czech Republic. Raiffeisenbank Czech Republic has agreed to prepare a welcome offer for ING’s retail customers in the Czech Republic.In March, customers will receive an invitation from Raiffeisenbank to move to this bank over the coming months. The ambition is for ING to stop all its retail activities in this market by the end of 2021. ING will remain active in the Czech Republic as a provider of wholesale banking products and services.The agreement with Raiffeisenbank has been secured to ensure ING’s customers in the Czech Republic can continue to meet their banking needs. ING customers will receive the option to move their savings and investments to Raiffeisenbank at preferential conditions. The agreement between ING Czech Republic and Raiffeisenbank Czech Republic is pending regulatory approval.